Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Line Items]
Deferred offering costs	$ 0	$ 2,207	$ 0
Refundable deposits	17	109	80
Total other assets	$ 17	$ 2,316	$ 80